Expendable Parts and Supplies - Disclosure of Expendable Parts and Supplies (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Classes of current inventories [abstract]
Material for repair and maintenance	$ 69,737	$ 66,418
Other inventories	4,920	3,686
Expendable parts and supplies, gross	74,657	70,104
Allowance for obsolescence	(338)	(1,004)
Expendable parts and supplies	$ 74,319	$ 69,100